Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management
Disclosure of categories of material financial assets and liabilities

	December 31,
	2023	2022	2021	Notes

	(Euro, in thousands)
Financial assets held at fair value through profit or loss
Equity instruments	€13,575	—	—	16
Current financial investments	1,316,805	1,292,514	1,317,460	20
Financial assets at amortized cost
Current financial investments	2,200,893	2,293,431	1,152,349	20
Cash and cash equivalents	166,803	508,117	2,233,368	21
Restricted cash (current and non-current)	5,533	4,569	1,425	16
Other non-current assets	318	1,209	1,048	16
Trade receivables	17,494	28,194	91,786	19
Total financial assets	€3,721,421	€4,128,033	€4,797,436

Financial liabilities held at fair value through profit or loss
Current financial instruments	€—	€19	€204	25
Current contingent consideration related to milestones CellPoint	—	8,485	—	25
Non-current contingent consideration related to milestones CellPoint	20,972	13,582	—	25
Financial liabilities at amortized cost
Trade liabilities	87,966	68,928	84,519	25
Lease liabilities	9,596	21,901	26,859	24
Current deferred consideration payable CellPoint	—	6,222	—	25
Total financial liabilities	€118,534	€119,137	€111,582

Disclosure of aging balance of receivables

	December 31,
	2023	2022	2021

	(Euro, in thousands)
60 - 90 days	€3	€424	€141
90 - 120 days	3	208	92
more than 120 days	€117	€473	€113

Foreign exchange risk
Financial risk management
Disclosure of sensitivity of exchange rate risk

	December 31,
	2023	2022	2021

Net book value	(Euro, in thousands)
Increase in Euros - U.S. Dollars	€(78,013)	€(85,140)	€(83,996)
Increase in Euros - GB Pounds	666	960	1,093
Increase in Euros - CH Francs	385	557	233